Shareholder Report, Line Graph (Details) 193906_Innovator Laddered Allocation Power Buffer ETF_TF_TSR Annual {TF} - USD ($)										12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 19, 2016	Oct. 31, 2025
Innovator Laddered Allocation Power Buffer ETF™
Account Value [Line Items]
Line Graph and Table Measure Name										Innovator Laddered Allocation Power Buffer ETF NAV
Accumulated Value	$ 18,723	$ 15,690	$ 14,487	$ 15,109	$ 13,379	$ 15,192	$ 12,435	$ 12,674	$ 10,000	$ 20,899
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 TR
Accumulated Value	$ 30,626	$ 22,190	$ 20,146	$ 23,594	$ 16,509	$ 15,048	$ 13,162	$ 12,261	$ 10,000	$ 37,196
FTSE Laddered Power Buffer Strategy Price Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Laddered Power Buffer Strategy Price Return Index